FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Notional amounts of derivatives contracts (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	$ 79,869,894	$ 69,339,395
Notional amount, derivative financial liabilities	(69,183,610)	(53,114,126)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	29,577,723	22,052,758
Notional amount, derivative financial liabilities	(26,786,019)	(24,702,558)
Notional amount, derivative financial assets (liabilities)	2,791,704	(2,649,800)
Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	28,582,048	21,850,683
Notional amount, derivative financial liabilities	(26,394,184)	(21,869,963)
Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	995,675	202,075
Notional amount, derivative financial liabilities	(391,835)	(2,832,595)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	42,037,681	37,281,988
Notional amount, derivative financial liabilities	(32,997,877)	(20,087,901)
Notional amount, derivative financial assets (liabilities)	9,039,804	17,194,087
Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	9,084,313	9,785,196
Notional amount, derivative financial liabilities	(6,825,078)	(4,956,902)
Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	32,953,368	27,496,792
Notional amount, derivative financial liabilities	(26,172,799)	(15,130,999)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	2,239,713	1,702,445
Notional amount, derivative financial liabilities	(1,954,132)	(1,598,200)
Notional amount, derivative financial assets (liabilities)	285,581	104,245
Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	2,239,713	1,702,445
Notional amount, derivative financial liabilities	(1,954,132)	(1,598,200)
Futures
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	6,014,777	8,302,204
Notional amount, derivative financial liabilities	(7,445,582)	(6,725,467)
Notional amount, derivative financial assets (liabilities)	(1,430,805)	1,576,737
Futures | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	5,994,775	8,302,204
Notional amount, derivative financial liabilities	(7,445,574)	(5,975,467)
Futures | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial liabilities	(8)	$ (750,000)
Futures | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	$ 20,002